Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Statement of Compliance

2.1. Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board. The consolidated financial statements were authorized for issuance by the Board of Directors on April 29, 2019.

Basis of Presentation

2.2. Basis of Presentation

The consolidated financial statements have been prepared under the historical-cost basis, unless otherwise indicated. The presentation of the consolidated financial statements in conformity with IFRS requires the use of certain accounting estimates, and also requires the Company´s Management to exercise its judgment in the process of applying the Company’s accounting policies. Note 2.5 to these consolidated financial statements shows the areas in which a greater level of judgment and estimates have been applied.

Intercompany balances and transactions, including income and expenses and any unrealized income and expenses and the balance of receivables and payables arising from intercompany transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

The functional currency of the Company is US$ and the reporting currency is Brazilian Real (“R$”) as this currency better reflects the underlying operations of the consolidated entities. The Company’s subsidiaries with operations in Brazil and Argentina use their respective currencies as their functional currencies.

Due to the significant inflation in Argentina over the past few years, the three-year cumulative inflation rate in Argentina has exceeded 100% based on data from the national wholesale price index and various available inflation indices in May 2018. As such, Argentina was considered as hyperinflationary economy effective July 1, 2018 and, in these annual financial statements, beginning January 1, 2018 the Company is required to apply inflation accounting. Thus, its statement of financial position and statement of profit or loss are adjusted for the changes in the general purchasing power of the local currency, using official indices at the reporting date, before translation into Brazilian Real (“R$”) and, as a result, are stated in terms of the measuring unit current at the reporting date. The details of recognition of the effects of inflation in Argentina operations are disclosed in note 3.

The comparative information for the years ended December 31, 2016 and 2017 were restated for the purposes of applying IFRS 5 “Non-current assets held for sale and discontinued operations” after approval by the Board of Directors of the sale of its operation in Mexico on August 6, 2018 as presented in note 3.

Translations of balances in the consolidated statement of financial positions, consolidated statement of profit or loss, consolidated statement of comprehensive income (loss) and consolidated statement of cash flows from R$ into US$ are solely for the convenience of the readers and have been calculated at the rate of US$1.00 = R$ 3.8748, representing the exchange rate set forth by the Banco Central do Brasil (Central Bank of Brazil) on December 31, 2018. No representation is made that the R$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate. All values have been rounded to the nearest thousands of R$ and US$, except where noted.

Principles of Consolidation

2.3. Principles of Consolidation

The consolidated financial statements include the accounts of all entities in which NSC has a controlling financial interest.

i. Consolidated subsidiaries

Consolidated subsidiaries are entities controlled by the Parent. The Parent controls an entity when it is exposed, or has the right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of consolidated subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

The consolidated subsidiaries are listed as follows:

		Percentage Ownership and Voting Interest
Company	Country of Incorporation	December 31, 2017	December 31, 2018
Netshoes Holding, LLC	United States of America	100.00%	100.00%
NS2 Com Internet S.A.	Brazil	100.00%	100.00%
NS3 Internet S.A.	Argentina	98.17%	98.22%
NS4 Com Internet S.A.	Mexico	100.00%	0.00%
NS4 Servicios de México S.A. C.V.	Mexico	100.00%	0.00%
NS5 Participações Ltda.	Brazil	99.99%	99.99%
NS6 Serviços Esportivos Ltda.	Brazil	100.00%	100.00%

ii. Non-controlling interests

Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity. The interest of non-controlling shareholders may be initially measured either at fair value or at the non-controlling interest’s proportionate share of the fair value of the identifiable net assets of the relevant entity. The choice of measurement basis is made on an individual basis. Subsequent to the acquisition of a non-controlling interest, the carrying amount of non-controlling interest is the amount of relevant interests at initial recognition plus the non-controlling interest share of subsequent changes in equity. Total comprehensive income (loss) is attributed to non-controlling interests even if it results in the non-controlling interest having a deficit balance.

Changes in the Parent’s interest in subsidiaries that do not result in a loss of control are accounted for as equity transactions.

Foreign Currency Translation and Transactions

2.4. Foreign Currency Translation and Transactions

i. Foreign Currency Translation

The financial statements of foreign entities that use a functional currency different from the reporting currency are translated into Brazilian Real as described below:

•	Assets and liabilities are translated into Brazilian Real at the closing rate, corresponding to the spot exchange rate at the reporting date; and

•	Income statement and cash flow items are translated into Brazilian Real using the average rate of the period unless significant variances occur.

The resulting exchange differences are recognized directly in other comprehensive income (loss). When a foreign operation is disposed of, the cumulative amount of the exchange differences in consolidated equity relating to that operation is recorded to the consolidated statements of profit or loss.

ii. Foreign Currency Operations

Foreign currency transactions are converted into the functional currency using the exchange rate at the transaction date. Monetary assets and liabilities denominated in foreign currencies are re-measured into functional currency using the exchange rate at the reporting date and the resulting exchange differences are recognized as financial income (expenses) in the consolidated statements of profit or loss. Non-monetary assets and liabilities denominated in foreign currencies are not re-measured at the reporting date.

Use of Judgments, Estimates and Assumptions

2.5. Use of Judgments, Estimates and Assumptions

In preparing these consolidated financial statements in conformity with IFRS, management has made judgments, estimates and assumptions that affect the application of the Company’s accounting policies and the reported amount of assets, liabilities, income and expenses. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Information about judgments, assumptions and estimates made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements are included in the following notes:

•	Note 3 – Hyperinflation: Determining inflation rate;

•	Note 6 – Revenue: Estimating the sales returns;

•	Note 10 – Trade Accounts Receivable: Estimated losses on doubtful accounts;

•	Note 11 – Inventories: Provision for inventory losses;

•

Note 13, 14 and 25 – Property and Equipment and Intangible Assets: Useful lives of property and equipment and intangible, software development costs related to intangible assets and impairment of long-lived assets;

•	Note 19 – Credit risk of Other non-current assets: Uncertainty of possible outcomes

•

Note 20 – Income Taxes: Recognition of deferred income tax assets and availability of future taxable profit against which tax losses carried forward can be used. The determination of tax positions that are probable of being sustained also involves significant judgment;

•	Note 22 – Share-based payments: Valuation and classification of awards; and

•	Note 24 – Contingencies: Key assumptions about the likelihood and magnitude of an outflow of resources.

Changes in accounting policies

2.6. Changes in accounting policies

The Company applied as of January 1, 2018, IFRS 15 (Revenue from Contracts with Customers) and IFRS 9 (Financial Instruments). The nature and effect of these changes are described below.

i. IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 11 Construction Contracts, IAS 18 Revenue, IFRIC 13 Customer Loyalty Programmes, IFRIC 15 Agreements for the Construction of Real Estate, IFRIC 18 Transfers of Assets from Customers, and SIC-31 Revenue-Barter Transactions Involving Advertising Services and it applies to all revenue arising from contracts with customers, unless those contracts are in the scope of other standards. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The standard requires entities to exercise judgment, taking into consideration all the relevant facts and circumstances when applying each step of the model to contracts with their customers.

The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract.

The Company adopted IFRS 15 using the cumulative effect method of adoption. Accordingly, the effect of adoption has been recorded as an adjustment to equity.

The details of new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

a. Revenue from product sales

The Company’s contracts with customers for products sales generally includes a performance obligation. The Company has concluded that revenue from products sales should be recognized at the point in time when control of the asset is transferred to the customer, generally on delivery of the goods. Therefore, the adoption of IFRS 15 did not have any impact on the timing of revenue recognition, as sales were already recognized upon delivery of the goods to customers. However, the amount of revenue to be recognized was affected by the variable consideration, as stated below.

Variable consideration

Some contracts for product sales provide customers with a right of return. Prior to the adoption of IFRS 15, the Company recognized revenue from the sale of goods measured at the fair value of the consideration received or receivable, net of returns. If revenue could not be reliably measured, the Company deferred revenue recognition until the uncertainty was resolved.

Under IFRS 15, rights of return give rise to variable consideration. The variable consideration is estimated at contract inception and constrained until the associated uncertainty is subsequently resolved. The application of the constraint on variable consideration increases the amount of revenue that will be deferred.

Rights of return

For contracts that permit the customer to return an item, under IFRS 15 revenue is recognized to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data.

The effect of adoption in January 1, 2018 resulted in the recognition of right of return assets (increase in inventories) of R$1,592 and refund liabilities (increase in other liabilities) of R$2,745. The net effect of R$1,153 was recorded in Accumulated losses. The effect of adoption on Revenues for the year ended December 31, 2018 is a decrease of R$1,058 (USD 273).

b. Freight-related services

The Company’s contracts with customers for freight-related services is recognized once the service is rendered. The shipping fees are linked to the revenue from products sales. Therefore, the adoption of IFRS 15 did not have any impact on the timing of revenue recognition, as services were already recognized upon delivery of the goods to customers. However, the amount of revenue to be recognized was affected by the variable consideration, as stated in topic (a).

c. Marketplace platform

The Company’s contracts with customers for Marketplace platform generates revenue in the form of a commission, when the third-party vendors sell the products on the Company’s platform. The Company recognizes revenue from the marketplace platform on a net basis because the Company acts as an agent and does not have primary responsibility for fulfilling the orders, bear inventory risk or have discretion in establishing prices. Therefore, the adoption of IFRS 15 did not have any impact in the Company’s accounting policies, once the Company already recognized these revenues as an agent.

d. NCard

The Company generates commission revenue from the customers’ activation of NCards (a co-branded credit card). The revenue is recognized when the NCards are activated by the customers. Therefore, the adoption of IFRS 15 did not have any impact in the Company’s accounting policies, once the Company already recognized these revenues when the customers activate the NCards.

e. Presentation and disclosure requirements

As required for the consolidated financial statements, the Company disaggregated revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The Company also disclosed information about the relationship between the disclosure of disaggregated revenue and revenue information disclosed for each reportable segment. Refer to notes 4 and 6 for the disclosure on disaggregated revenue.

ii. IFRS 9 Financial Instruments

IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.

The Company has applied IFRS 9 with the initial adoption date of January 1, 2018 and has taken an exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements. Differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 were recognized in Accumulated losses as at January 1, 2018. Accordingly, the information presented for 2017 does not generally reflect the requirements of IFRS 9 but rather those of IAS 39.

The details of new significant accounting policies and the nature and effect of the changes to previous accounting policies are set out below.

a. Classification and measurement of financial assets and liabilities

IFRS 9 contains a new classification and measurement approach for financial assets that reflects the business model in which assets are managed and their cash flow characteristics.

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, fair value through other comprehensive income (FVOCI) and fair value through profit or loss (FVTPL). The standard eliminates the existing IAS 39 categories of held to maturity, loans and receivables and available for sale.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification of financial liabilities. Therefore, the adoption of IFRS 9 has not had a significant effect on the Company’s accounting policies related to classification and measurement of financial liabilities.

The following table compares the measurement and classification under IAS 39 and IFRS 9 for each class of financial assets.

Financial instrument	Classification under IAS 39	Classification under IFRS 9
Cash and cash equivalents	Loans and receivables	Amortized cost
Restricted cash, current and non-current portion	Loans and receivables	Amortized cost
Trade accounts receivables	Loans and receivables	Amortized cost
Due from related parties	Loans and receivables	Amortized cost
Judicial deposits	Loans and receivables	Amortized cost
Other assets, current and non-current portion	Loans and receivables	Amortized cost

The effect of adopting IFRS 9 on the carrying amounts of financial assets at January 1, 2018 relates solely to the new impairment requirements.

b. Impairment

IFRS 9 replaces the “incurred loss” model in IAS 39 with a forward-looking “expected credit loss” (ECL) model. This new model requires the Company to record expected credit losses on trade accounts receivables on lifetime basis.

The Company has assessed the application of IFRS 9 impairment model requirements and its assessment did not have a material impact on its opening balance at January 1, 2018 (except for trade receivables, described below).

Trade accounts receivables

The estimated ECLs were calculated based on actual credit loss experience over the past two years, with ECL rates calculated separately for B2C (business to consumer) and B2B (business to business) trade accounts receivable. The Company already considered the exposure to credit risk over the impairment recognized under IAS 39.

Factors considered were:

•	Significant financial difficulty of the customer;

•	Payment default;

•	Exposure to expected losses;

•	High probability of customer bankruptcy;

•	Breach of contract, such as default or delinquency in interest or principal; and

•	Adverse change in a factor (for example, unemployment rates, external credit ratings).

Exposures within each group are based on credit risk characteristics and aging status.

The application of IFRS 9’s impairment requirements at January 1, 2018 resulted in an additional allowance for doubtful accounts as follows.

	As at January 1, 2018
	Allowance for doubtful accounts (as previously disclosed)		Restated allowance for expected losses
Not past due	R$	(8,199)	R$	(11,222)
Past due 1-30 days		(2,134)		(2,134)
Past due 31-90 days		(3,686)		(3,686)
Past due 91-120 days		(1,845)		(1,845)
Past due 120-180 days		(3,108)		(3,108)
Past due over 180 days		(1,899)		(1,899)

Total	R$	(20,871)	R$	(23,894)

Note 10 includes a table to summarize the effect of adoption of IFRS 9 on new allowance for doubtful accounts.

c. Hedge accounting

The Company´s assessment did not indicate any impact of the application of IFRS 9 for hedge accounting, because no hedge transactions existed as of December 31, 2017 and no hedge transactions were entered into in the year ended December 31, 2018.

New Accounting Pronouncements

2.7. New Accounting Pronouncements not yet effective

i. IFRS 16 Leases

IFRS 16, Leases replaces IAS 17, Leases and related interpretations. The core principle is that a lessee recognizes assets and liabilities for all leases with a lease term of more than 12 months. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. Assets and liabilities arising from a lease are initially measured on a present value basis. The measurement includes non-cancellable lease payments (including inflation-linked payments), and also includes payments to be made in optional periods if the lessee is reasonably certain to exercise an option to extend the lease, or not to exercise an option to terminate the lease. The new standard is intended to provide a faithful representation of leasing transactions, in particular those that do not currently require the lessees to recognize an asset and liability arising from an operating lease. IFRS 16 is effective for annual periods beginning on January 1, 2019.

The actual impacts of adopting the standard on January 1, 2019 may change because:

•	the Company has not finalized the testing and assessment over its controls; and

•	the new accounting policies are subject to change until the Company presents its first consolidated financial statements that include the date of initial application.

The Company will recognize new assets and liabilities for its operating leases of distribution centers and administrative headquarters. The nature of expenses related to those leases will change because the Company will recognize a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Previously, the Company recognized operating lease expense on a straight-line basis over the term of the lease, and recognized assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognized. In addition, the Company will no longer recognize provisions for operating leases that it assesses to be onerous. Instead, the Company will include the payments due under the lease in its lease liability. No significant impact is expected for the Company’s finance leases.

The Company decides to adopt the modified retrospective application as of January 01, 2019, with the following expedients:

•	apply the new definition of a lease to all of their contracts;

•	exemptions for short term leases and/or with low values;

•	no restatement of its prior-period financial information;

•	calculate lease assets and lease liabilities as at the beginning of the current period using:

•	the lease liability at the date of initial application as the present value of the remaining lease payments;

•	the right of use assets at an amount equal to the lease liability; and

•	apply a single discount rate to the portfolio of leases with similar characteristics using market rates which reasonable approximates the Company risks.

Based on the information currently available, the Company estimates that it will recognize amounts between:

January 1st, 2019
BRL
Increase/(Decrease)
Right of use - non-current assets	R$	80,000 - 90,000
Recoverable taxes - current and non-current assets		10,000 - 12,000
Lease liability - current liabilities		15,000 - 20,000
Lease liability - non-current liabilities		75,000 - 82,000

The Company has operating leases on a number of buildings where its distribution centers and administrative headquarters are located with third parties in arm’s length conditions. The agreements mature on different date and are usually indexed to the General Market Price Index (IGP-M). The future minimum payments of non-cancellable operating leases are presented below:

	BRL		USD
Up to one year	R$	28,163	US$	7,268
One to five years		72,225		18,640
More than five years		32,031		8,267

Total	R$	132,419	US$	34,175

During the years ended December 31, 2016, 2017 and 2018, the Company recorded total operating lease expenses of R$26,813, R$27,463 and R$28,105 (US$7,253), respectively.

ii. IFRIC 23 - Uncertainty over Income Tax Treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. In such a circumstance, the Company shall recognize and measure its current or deferred tax asset or liability applying the requirements in IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates determined applying this interpretation. The interpretation is effective from January 1, 2019.

The Company is evaluating the possible effects from the adoption of the interpretation, and until the present moment no relevant impact has been identified.

iii. Other Clarifications, amendments and interpretations

Several other amendments and interpretations apply for the first time in 2018 and 2019, but do not have a significant impact on the consolidated financial statements of the Company.

Segment Information

Accounting policy

An operating segment is a component of the Company that : a) engages in business activities from which it may earn revenues and incur expenditures, including revenues and expenses that relate to transactions with any of the Company’s other components, and b) whose operating results are regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions as to allocation of resources to the relevant segment and assess its performance and for which individual financial information is available.

The Company uses the “management approach” to determine its reportable segments. The management approach identifies operating segments based on how the entity is organized and based on how financial information is presented to the chief operating decision maker (“CODM”). The Company concluded that the CODM is the Chief Executive Officer.

The Company is organized around geographical divisions and discloses the following reportable segments:

•

Brazil: consists of retail sales of consumer products from all of our verticals (which includes sales of sporting goods and related garments as well as fashion and more recently, beauty goods) carried out through our sites Netshoes.com.br, Zattini.com.br, Shoestock.com.br, Freelace.com.br and third-party sites that we manage as well as our business to business offline operation.

•	Argentina: consists of retail sales of consumer products from sporting goods and related garments carried out through our site Netshoes.com.ar and third-party sites that we manage.

Corporate functions and activities (primarily operating expenses, financial income and financial expenses recorded in Netshoes (Cayman) Limited and Netshoes Holding, LLC) are not allocated directly to the reportable segments and are disclosed below to reconcile the segments to the consolidated financial information.

Earnings (Loss) Per Share ("EPS")

Accounting policy

Basic EPS is computed by dividing net income (loss) attributable to the owners of the Parent by the weighted average number of common shares outstanding for the periods presented. Diluted EPS reflects the potential dilution of share options that could be exercised or converted into common shares and is computed by dividing net income (loss) attributable to the owners of the Parent by the weighted average number of common share outstanding plus the potentially dilutive effect of share options. When the Company reports net loss attributable to the owners of the Parent, the diluted losses per common share are equal to the basic losses per common share due to the anti-dilutive effect of the outstanding share options.

Revenue

Accounting policy

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control of a product or service to a customer.

i.	Revenue from Product Sales

Revenue from product sales arises from (i) online purchases on the Company’s sites (i.e. Netshoes, Zattini, Shoestock and Freelace) and third-party sites that the Company manages and (ii) offline purchases with the Company.

Revenue is recognized when the goods are delivered and have been accepted by customers at their premises. For contracts that permit the customer to return an item, revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on the historical data. In these circumstances, a refund liability and a right to recover returned goods asset are recognized.

The Company recognizes revenue from product sales on a gross basis since the Company acts as principal and as such, it has primary responsibility for fulfilling the orders, it bears inventory risk, and it has discretion in establishing prices and bears the customer’s credit risk.

ii.	Other Revenues

Other revenues mainly consist of the following:

•	Freight-related services: Revenue from the freight-related services is recognized once the service is rendered;

•

Marketplace platform: The Company generates revenue from the marketplace platform in the form of a commission, when the third-party vendors sell the products on Company’s platform. The Company recognizes revenue from the marketplace platform on a net basis because the Company acts as an agent and does not have primary responsibility for fulfilling the orders, bear inventory risk or have discretion in establishing prices; and

•	NCard: The Company generates commission revenue from the customers’ activation of NCards. The revenue is recognized when the NCards are activated by the customers.

Critical accounting estimates and judgments

For certain contracts that permit the customer to return an item, revenue is currently recognized when a reasonable estimate of return can be made, provided that all other criteria for revenue recognition are met.

Because the contract allows the customer to return the products, the consideration received from the customer is variable. The Company has decided to use the expected value method to estimate the goods that will be returned because this method better predicts the amount of variable consideration to which the Company will be entitled.

Expenses and Financial Income and Expenses

Accounting policy

Cost of sales consist of costs related to direct sales, including purchase price of consumer products sold to customers from direct sales, inbound freight charges to fulfillment center and outbound freight cost, packaging supplies, gains related to discounts obtained from suppliers and costs for lost, stolen or damaged goods received. Freight charges to receive products from suppliers are included in inventory and recognized as cost of sales upon sale of products to customers.

Financial income comprises interest income on cash and cash equivalents, imputed interest income on installment sales arising from extended payment terms offered to our customers, foreign exchange gains and gains on derivative financial instruments. Interest income is recognized as it accrues in profit or loss, using the effective interest rate method. The rate used to determine imputed interest income on installment sales is 100% of the Brazilian Interbank Deposit Rate (Certificado de Depósito Interbancário, or CDI), plus a percentage that represents the credit risk of the Company’s counterparties.

Financial expenses comprise interest expenses on debt and imputed interest expense on credit purchases with extended payment terms offered by our suppliers. Financial expenses also include bank fees, foreign exchange losses and losses on derivative instruments. Borrowing costs are recognized in the consolidated statements of profit or loss using the effective interest method. The rate to determine imputed interest expense on credit purchase is 100% of the CDI, plus a percentage that represents the Company’s credit risk.

Cash and Cash Equivalents

Accounting policy

Cash and cash equivalents include cash on hand, bank deposits and highly liquid investments in fixed-income funds with an initial maturity of less than three months and subject to an insignificant risk of change in value.

Cash and cash equivalents are held with banks and financial institutions counterparties, which are rated BB-, based on Standards & Poor’s credit rating for local currency credit issuers as at December 31, 2018.

Trade Accounts Receivable

Accounting policy

The Company’s trade accounts receivables are represented by credit sales (installments) funded by credit card operators and receivables from B2B (business-to-business) customers. They are included within current assets, with the exception of those maturing in over twelve months from the closing date of the financial statements, in which case they are classified as non-current assets.

Trade accounts receivable are recognized at fair value which primarily represents the present value of the amount receivable and subsequently measured at amortized cost using the effective interest method, less any impairment losses.

When a trade accounts receivable is uncollectible, it is written-off against the allowance for trade accounts receivable. Subsequent recoveries of amounts previously written-off are recognized as income in profit or loss.

Policy applicable before January 01, 2018

An impairment loss of trade accounts receivable is recognized when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the relevant receivables. Significant financial difficulties of the debtor, probability that the debtor will enter bankruptcy or financial reorganization, and default or delinquency in payment are considered indicators that the trade accounts receivable may be impaired.

Policy applicable from January 01, 2018

The Company always measures loss allowance for trade receivables at an amount equal to lifetime ECLs. Lifetime ECLs are the ECLs that result from all possible default events over the expected life of the instrument. The Company uses provision matrixes to determine its ECLs for trade account receivables.

Inventories

Accounting policy

Inventories are valued at the lower of cost and net realizable value. The cost of inventories is based on the weighted-average method, and includes expenditures incurred in acquiring relevant inventories and other costs incurred in bringing them to their existing location and condition. Cost of purchase of inventories comprises their purchase price including non-recoverable taxes, transport and handling costs and any other directly attributable costs, less trade discounts. Net realizable value is the estimated selling price in the ordinary course of business less the estimated selling expenses.

When inventories are sold, the carrying amount of those inventories is recognized as cost of sales in the consolidated statements of profit or loss in the period in which the related revenue is recognized. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

Property and Equipment

Accounting policy

Property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. Cost includes the purchase price and any other costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating. The cost of a self-constructed asset is determined using the same principles as for an acquired asset.

Depreciation is recognized on a straight-line basis method, reflecting the pattern in which the asset’s future economic benefits are expected to be consumed by the Company. The estimated useful lives are as follows:

Asset Class	Useful Life (years)
Leasehold improvements	10
Machinery and equipment	10
Hardware	6
Facilities	15
Furniture and fixture	12
Vehicles	5

Gain or loss arising from the disposal of property and equipment is determined as the difference between the net disposal proceeds, if any, and the carrying amount of the item and recognized in other operating income (expenses) in the consolidated statements of profit or loss.

Accounting policy

Accounting policy

Intangible items are recognized as intangible assets when they meet the following criteria:

•	the item is identifiable and separable;

•	the Company has the capacity to control future economic benefits from the item; and

•	the item will generate future economic benefits.

Intangible assets consist mainly of trademark, software purchased, and software internally developed.

Intangible assets acquired separately by the Company are measured at cost, which includes capitalized borrowing costs.

Trade Accounts Payable

Accounting policy

Trade accounts payable are obligations to pay for goods or services that have been acquired in the ordinary course of business. Trade accounts payable are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

Trade accounts payable are initially discounted to the present value of consideration due if payment is deferred and subsequently measured at amortized cost using the effective interest method.

Reverse Factoring

Accounting policy

Under reverse factoring, financial institutions commit to pay the Company’s suppliers at an accelerated rate in exchange for a trade discount. The Company derecognizes trade accounts payable to suppliers and recognizes financial liabilities with respect to the relevant financial institutions under “Reverse Factoring” in its consolidated statements of financial position. Cash payments made by financial institutions for reverse factoring to relevant suppliers are classified as operating activities in the consolidated statements of cash flows.

Reverse factoring are initially discounted to the present value of consideration due if payment is deferred and subsequently measured at amortized cost using the effective interest method.

Accounting policy

Accounting policy

Debts are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of profit or loss over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs.

Classification
i.	Classification

Policy applicable before January 01, 2018

The Company classifies non-derivative financial assets into the following categories: financial assets at fair value through profit or loss, held-to-maturity financial assets, loans and receivables and available-for-sale financial assets. Additionally, non-derivative financial liabilities are classified into the following categories: financial liabilities at fair value through profit or loss and other financial liabilities.

Policy applicable from January 01, 2018

The Company classifies non-derivative financial assets into the following categories: measured at amortized cost, fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). Additionally, non-derivative financial liabilities are classified into the following categories: financial liabilities at fair value through profit or loss and other financial liabilities.

Non-derivative financial assets and financial liabilities - Recognition and derecognition
ii.	Non-derivative financial assets and financial liabilities – Recognition and derecognition

The Company initially recognizes financial assets and financial liabilities when it becomes a party to the contractual provisions of the instrument.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred, or it neither transfers nor retains substantially all of the risks and rewards of ownership and does not retain control over the transferred asset. Any interest in such derecognized financial assets that is created or retained by the Company is recognized as a separate asset or liability.

The Company derecognizes a financial liability when its contractual obligations are extinguished – i.e. when they are discharged, cancelled or expire or are substantially modified or exchanged for an obligation with substantially different terms.

Financial assets and financial liabilities are offset, and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to offset the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Non-derivative financial assets - Measurement
iii.	Non-derivative financial assets – Measurement

Policy applicable before January 01, 2018

a.	Financial assets classified as loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market other than those that the entity intends to sell immediately or in the near term. These assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method.

All the Company’s financial assets are classified as loans and receivables.

Policy applicable from January 01, 2018

b.	Financial assets at amortized cost

A financial asset is classified as at amortized cost when its contractual cash flows consist only of payment of principal and interest and it is held in a business model whose objective is to hold assets to collect contractual cash flows. These assets are initially measured at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, they are measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

All the Company’s financial assets qualify to be measured at amortized cost.

Non-derivative financial liabilities - Measurement
iv.	Non-derivative financial liabilities – Measurement

Financial liabilities are classified as other financial liabilities and are initially measured at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these liabilities are measured at amortized cost using the effective interest method.

Fair Value Measurements
v.	Fair Value Measurements

Several accounting policies and disclosures require fair value measurement, for both financial and non-financial assets and liabilities.

When measuring the fair value of an asset or a liability, the Company uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 — inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly

•	Level 3 — inputs for the assets or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Company recognizes transfers between levels of the fair value hierarchy in the reporting period during which the change has occurred.

Accounting policy

Accounting policy

Income tax comprises current and deferred tax. Current and deferred income tax are recognized in the consolidated statements of profit or loss except for items directly recognized in equity or in OCI.

i.	Current Income Tax

Current income tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.

ii.	Deferred Income Tax

Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred income tax is not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;

•

temporary differences related to investments in subsidiaries to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred income tax assets and liabilities are offset only if:

•	the entity has a legally enforceable right to set off current tax assets against current tax liabilities, and

•	the deferred tax assets and the deferred tax liabilities relate to income taxes levied by the same taxation authority on either:

•	the same taxable entity, or

•

different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

Critical accounting estimates and judgments

Deferred income tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred income tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Accounting policy

Accounting policy

The Company may grant share-based payments to employees, directors, other service providers or independent contractors. These awards are accounted for as follows:

Equity-settled arrangement

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date. The cost of equity-settled transactions is determined by the fair value at the grant date.

The Company did not modify any awards during the years ended December 31, 2016, 2017 and 2018.

Critical accounting estimates and judgments

The fair value of shares options is determined based on the number of shares granted and the quoted price of our common stock, and the fair value of stock options is estimated on the date of grant using the Black-Scholes model. The Company considers many factors when estimating expected forfeitures, including employee level, economic conditions, time remaining to vest, and historical forfeiture experience.

Accounting policy

Accounting policy

Provisions for tax, civil and labor risks are recorded when the Company has a present obligation (legal or constructive) as a result of a past event, the amount of the obligation can be reliably estimated, and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation.

The Company is part of various lawsuits and administrative proceedings. The assessment of the likelihood of an unfavorable outcome in these lawsuits and proceedings includes the analysis of the evidence available, the hierarchy of the laws, available jurisprudence, as well as, the most recent court decisions and their importance to the relevant legal system and the opinion of external legal counsel. Provisions are reviewed and adjusted to reflect changes in circumstances, such as applicable statute of limitations, conclusions of tax audits or additional exposures identified based on new matters or court decisions.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Judicial deposits are court-ordered deposits that serve as collateral until the final settlement of the disputes to which they are related. These deposits accrue interest based on the applicable country’s risk-free interest rate and are reported in non-current assets until a final judicial decision. Changes in judicial deposits are presented as operating activities in the statement of cash flow.

Critical accounting estimates and judgments

By nature, litigations will be resolved when one or more future event occurs or fails to occur. Typically, the occurrence or not of such events is outside of the Company’s control. Legal uncertainties involve the application of significant estimates and judgments by management regarding the potential out comes of future events.

Accounting policy and Critical accounting estimates and judgments

Accounting policy and Critical accounting estimates and judgments

At each reporting date, the Company reviews the carrying amounts of its non-financial assets (other than inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. The Company considers the relationship between its market capitalization and its book value, among other factors, when reviewing for indicators of impairment.

For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. The value in use calculation is based on a DCF model. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. The cash flows are derived from the budget for the next years and do not include restructuring activities that the Company is not yet committed to or significant future investments that will enhance the asset’s performance of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the DCF model as well as the expected future cash-inflows and the growth rate used. The key assumptions used to determine the recoverable amount for the different CGUs, including a sensitivity analysis, are further below in this note.

An impairment loss is recognized when the carrying amount of an asset or the CGU exceeds its recoverable amount. An impairment loss recognized in a prior period is reversed if, and only if, there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

As at December 31, 2018, the market capitalization of the Company was below the book value of its own equity, indicating a potential impairment of the assets.

The Company has defined as a cash-generating unit each country where it operates. For impairment test purpose, the intangible assets located in Cayman, where it has no operations and its assets are used by its subsidiaries, were allocated to Brazil CGU.